Loans (Tables)	12 Months Ended
Dec. 31, 2014
Loans [Abstract]
Portfolio of Loans Outstanding
The portfolio of loans outstanding consists of:

	December 31, 2014		December 31, 2013
	Amount	Percentage of Total Loans	Amount	Percentage of Total Loans
	(Amounts in thousands)
Commercial and Industrial	$30,092	4.2%	$23,001	3.5%
Real Estate Construction:
Residential	5,859	0.8	7,389	1.1
Commercial	47,921	6.7	43,749	6.7
Real Estate Mortgage:
Commercial – Owner Occupied	176,649	24.8	170,122	26.0
Commercial – Non-owner Occupied	237,918	33.4	220,364	33.7
Residential – 1 to 4 Family	171,894	24.1	148,160	22.6
Residential – Multifamily	25,173	3.5	24,103	3.7
Consumer	17,555	2.5	17,653	2.7
Total Loans	$713,061	100.0%	$654,541	100.0%

Analysis of Loans to Related Parties
An analysis of the activity of such related party loans for 2014 and 2013 is as follows:

	2014	2013
	(Amounts in thousands)

Balance, beginning of year	$19,636	$18,889
Advances	5,644	1,799
Less: repayments	(4,897)	(1,052)
Balance, end of year	$20,383	$16,636

Age Analysis of Past Due Loans by Class
An age analysis of past due loans by class follows:

December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$—	$1,874	$61	$1,935	$28,157	$30,092	$—
Real Estate Construction:
Residential	—	—	238	238	5,621	5,859	—
Commercial	—	—	10,773	10,773	37,148	47,921	—
Real Estate Mortgage:
Commercial – Owner Occupied	—	—	735	735	175,914	176,649	—
Commercial – Non-owner Occupied	—	—	8,624	8,624	229,294	237,918	—
Residential – 1 to 4 Family	629	20	6,367	7,016	164,878	171,894	—
Residential – Multifamily	364	—	—	364	24,809	25,173	—
Consumer	—	—	94	94	17,461	17,555	—
Total Loans	$993	$1,894	$26,892	$29,779	$683,282	$713,061	$—

December 31, 2013	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days and Not Accruing	Total Past Due	Current	Total Loans	Loans > 90 Days and Accruing
	(Amounts in thousands)

Commercial and Industrial	$—	$—	$122	$122	$22,879	$23,001	$—
Real Estate Construction:
Residential	—	—	967	967	6,422	7,389	—
Commercial	—	—	9,908	9,908	33,841	43,749	—
Real Estate Mortgage:
Commercial – Owner Occupied	710	1,438	976	3,124	166,998	170,122	—
Commercial – Non-owner Occupied	—	478	10,853	11,331	209,033	220,364	—
Residential – 1 to 4 Family	1,013	—	12,914	13,927	134,233	148,160	—
Residential – Multifamily	—	—	99	99	24,004	24,103	—
Consumer	32	—	115	147	17,506	17,653	—
Total Loans	$1,755	$1,916	$35,954	$39,625	$614,916	$654,541	$—

Impaired Loans
Impaired loans are set forth in the following tables.

December 31, 2014	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$61	$401	$—
Real Estate Construction:
Residential	—	—	—
Commercial	4,033	4,161	—
Real Estate Mortgage:
Commercial – Owner Occupied	735	1,132	—
Commercial – Non-owner Occupied	8,175	10,616	—
Residential – 1 to 4 Family	2,548	3,291	—
Residential – Multifamily	—	—	—
Consumer	94	94	—
	15,646	19,695	—

With an allowance recorded:
Commercial and Industrial	2,346	2,346	1,040
Real Estate Construction:
Residential	238	979	238
Commercial	10,025	10,025	2,535
Real Estate Mortgage:
Commercial – Owner Occupied	5,216	5,245	114
Commercial – Non-owner Occupied	22,232	22,232	828
Residential – 1 to 4 Family	5,412	5,575	573
Residential – Multifamily	364	364	5
Consumer	—	—	—
	45,833	46,766	5,333

Total:
Commercial and Industrial	2,407	2,747	1,040
Real Estate Construction:
Residential	238	979	238
Commercial	14,058	14,186	2,535
Real Estate Mortgage:
Commercial – Owner Occupied	5,951	6,377	114
Commercial – Non-owner Occupied	30,407	32,848	828
Residential – 1 to 4 Family	7,960	8,866	573
Residential – Multifamily	364	364	5
Consumer	94	94	—
	$61,479	$66,461	$5,333

December 31, 2013	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Amounts in thousands)
With no related allowance recorded:
Commercial and Industrial	$—	$—	$—
Real Estate Construction:
Residential	780	1,521	—
Commercial	9,568	9,592	—
Real Estate Mortgage:
Commercial – Owner Occupied	787	842	—
Commercial – Non-owner Occupied	10,853	13,153	—
Residential – 1 to 4 Family	9,892	10,084	—
Residential – Multifamily	99	306	—
Consumer	65	65	—
	32,044	35,563	—

With an allowance recorded:
Commercial and Industrial	622	622	131
Real Estate Construction:
Residential	187	661	21
Commercial	2,168	2,225	290
Real Estate Mortgage:
Commercial – Owner Occupied	5,752	5,782	331
Commercial – Non-owner Occupied	22,234	22,234	801
Residential – 1 to 4 Family	5,430	5,857	338
Residential – Multifamily	370	370	6
Consumer	49	49	23
	36,812	37,800	1,941

Total:
Commercial and Industrial	622	622	131
Real Estate Construction:
Residential	967	2,182	21
Commercial	11,736	11,817	290
Real Estate Mortgage:
Commercial – Owner Occupied	6,539	6,624	331
Commercial – Non-owner Occupied	33,087	35,387	801
Residential – 1 to 4 Family	15,322	15,941	338
Residential – Multifamily	469	676	6
Consumer	114	114	23
	$68,856	$73,363	$1,941

The following table presents by loan portfolio class, the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Amounts in thousands)
Commercial and Industrial	$2,686	$129	$622	$31
Real Estate Construction:
Residential	816	—	1,476	—
Commercial	15,434	323	12,023	128
Real Estate Mortgage:
Commercial – Owner Occupied	6,966	303	6,557	301
Commercial – Non-owner Occupied	34,854	1,369	38,859	1,386
Residential – 1 to 4 Family	9,196	242	16,177	382
Residential – Multifamily	366	20	1,359	83
Consumer	94	1	115	3
Total	$70,412	$2,387	$77,188	$2,314

Analysis of Credit Risk Profile by Internally Assigned Grades
An analysis of the credit risk profile by internally assigned grades as of December 31, 2014 and 2013 is as follows:

At December 31, 2014	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$27,104	$642	$2,346	$—	$30,092
Real Estate Construction:
Residential	5,621	—	238	—	5,859
Commercial	34,255	2,893	10,773	—	47,921
Real Estate Mortgage:
Commercial – Owner Occupied	170,685	4,051	1,913	—	176,649
Commercial – Non-owner Occupied	218,230	5,791	13,897	—	237,918
Residential – 1 to 4 Family	162,787	613	8,494	—	171,894
Residential – Multifamily	24,809	—	364	—	25,173
Consumer	17,461	—	94	—	17,555
Total	$660,952	$13,990	$38,119	$—	$713,061

At December 31, 2013	Pass	OAEM	Substandard	Doubtful	Total
	(Amounts in thousands)
Commercial and Industrial	$20,270	$1,916	$815	$—	$23,001
Real Estate Construction:
Residential	6,422	—	967	—	7,389
Commercial	25,519	—	18,230	—	43,749
Real Estate Mortgage:
Commercial – Owner Occupied	162,606	2,293	5,223	—	170,122
Commercial – Non-owner Occupied	198,321	10,835	11,208	—	220,364
Residential – 1 to 4 Family	131,792	1,925	14,443	—	148,160
Residential – Multifamily	22,580	1,054	469	—	24,103
Consumer	17,538	—	115	—	17,653
Total	$585,048	$18,023	$51,470	$—	$654,541